Basis of Presentation and Summary of Significant Accounting Policies (Details Narrative)	12 Months Ended
	Dec. 31, 2025 USD ($) Customer	Dec. 31, 2024 USD ($) Customer
Basis of Presentation and Summary of Significant Accounting Policies [Line Items]
Federal deposit insurance limit	$ 250,000
Cash held by subsidiaries	3,600,000	$ 1,500,000
Cash equivalents	267,400,000	0
Revenues	5,674,000	4,144,000
Allowance for expected credit losses	$ 0	0
Estimated useful lives	5 years
Gain (loss) on asset acquisition	$ 0
Impairment losses of long-lived assets	0	$ 0
Unrecognized tax benefits	0
Liability for uncertain tax positions	0
Unrecognized tax benefits, interest expense	0
Unrecognized tax benefits, penalties	$ 0
Revenues [Member]
Basis of Presentation and Summary of Significant Accounting Policies [Line Items]
Number of customers | Customer	0	1
Customer One [Member] | Revenues [Member] | Concentrations of Credit Risk [Member]
Basis of Presentation and Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage		14.00%
Revenues		$ 592,000
Minimum [Member] | No Customers [Member] | Revenues [Member] | Concentrations of Credit Risk [Member]
Basis of Presentation and Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage	10.00%
Minimum [Member] | Property and equipment [Member]
Basis of Presentation and Summary of Significant Accounting Policies [Line Items]
Estimated useful lives	3 years
Maximum [Member] | Property and equipment [Member]
Basis of Presentation and Summary of Significant Accounting Policies [Line Items]
Estimated useful lives	10 years
Enlightened Isotopes [Member]
Basis of Presentation and Summary of Significant Accounting Policies [Line Items]
Subsidiary ownership percentage	80.00%
P E T Labs [Member]
Basis of Presentation and Summary of Significant Accounting Policies [Line Items]
Subsidiary ownership percentage	51.00%
VIE ASP Rentals [Member]
Basis of Presentation and Summary of Significant Accounting Policies [Line Items]
Subsidiary ownership percentage	42.00%